--------------------------------------------------------------------------------

NEW YORK
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================






Dear Shareholder:


We are pleased to present the annual report of New York Daily Tax Free Income Fund, Inc. for the year ended April 30, 2000.

The Fund had net assets of $446,423,449 and 2,457 active shareholders as of April 30, 2000.

We thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,


\s\Steven W. Duff


Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2000
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date      Yield    (Note 1)      Moody's  & Poor's
   ------                                                                         ----      -----     ------       -------   -------
Other Tax Exempt Investments (23.64%)
------------------------------------------------------------------------------------------------------------------------------------
$  4,000,000  Beacon Central School District, Dutchess County, NY GO (c)        06/29/00    3.35%  $  4,000,618
   3,000,000  Burnt Hills-Ballston Lake Central School District,
              Saratoga & Schenectady Counties, NY (c)                           06/29/00    3.39      3,000,467
   3,141,727  Burnt Hills-Ballston Lake Central School District,
              Saratoga & Schenectady Counties, NY (c)                           07/14/00    3.39      3,142,338
   4,185,000  Canadaigua, NY Central School District TAN (c)                    07/12/00    3.49      4,185,395
   7,475,000  Canadaigua Central School District, Ontario County, NY BAN (c)    03/29/01    4.25      7,476,977
   7,000,000  Chatham, NY Central School District BAN (c)                       07/28/00    3.54      7,006,497
   2,213,000  City of Watertown, Jefferson County, NY GO BAN (c)                06/21/00    3.25      2,213,595
   7,100,000  Clifton Fine Central School District, NY BAN (c)                  07/27/00    3.54      7,100,810
   2,000,000  Copiague Unified School District, Suffolk County, NY TAN (c)      06/26/00    3.44      2,001,478
   9,900,000  Fort Plain, NY Central School District BAN (c)                    07/28/00    3.54      9,901,146
   2,000,000  Greece Central School District, Monroe County, NY RAN (c)         06/26/00    3.44      2,001,477
   5,000,000  Harrison Central School District, Weschester County, NY (c)       06/23/00    3.25      5,000,348
   1,849,500  Jerusalem, NY BAN (c)                                             05/25/00    3.25      1,849,734
   6,786,184  Liverpool Central School District, Onondaga County, NY RAN (c)    07/15/00    3.44      6,787,032
   2,626,920  Lyons Central School District, Wayne County, NY (c)               05/01/01    4.34      2,629,416
   3,000,000  Marcellus Central School District, Onondaga County, NY
              (School District Serial Bonds) (c)                                06/29/00    3.35      3,000,464
   3,500,000  Monroe County, NY BOCES First Supervisory District TAN (c)        06/16/00    3.25      3,500,849
   9,700,000  Newark, NY Central School District BAN (c)                        08/30/00    3.59      9,710,807
   4,300,000  Putman & Northern Westchester Counties, NY BOCES RAN (c)          10/20/00    3.79      4,300,770
   3,000,000  Red Creek Central School District,
              Cayuga & Wayne Counties, NY RAN (c)                               06/30/00    3.39      3,002,016
   5,000,000  Roosevelt Union Free School District, Nassau County, NY (c)       06/29/00    4.37      5,004,755
   3,814,000  South Jefferson Central School District,
              Jefferson, Lewis & Oswego Counties, NY (c)                        06/21/00    3.44      3,815,026
   4,900,000  Sydney, N Y Central School District                               11/15/00    3.88      4,913,943     MIG-1
------------                                                                                       ------------
 105,491,331  Total Other Tax Exempt Investments                                                    105,545,958
------------                                                                                       ------------
Other Variable Rate Demand Instruments (b) (60.58%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,100,000  Babylon, NY IDA Resource (Babylon Project)
              LOC Union Bank of Switzerland                                     12/01/24    6.10%  $  1,100,000               A1+
   5,000,000  Counties of Warren & Washington, NY IDA IDRB
              (Griffith Micro Science Incorporated Project) - Series 1994
              LOC Bank One                                                      12/01/14    5.10      5,000,000               A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity               Value             Standard
   Amount                                                                            Date      Yield    (Note 1)   Moody's  & Poor's
   ------                                                                            ----      -----     ------    -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  4,230,000  Commonwealth of Puerto Rico GO
              (Puerto Rico Electric Power Authority)
              Insured by MBIA Insurance Corp.                                      07/01/23    4.93%  $  4,230,000  VMIG-1
   2,100,000  Commonwealth of Puerto Rico RB
              (Highway & Transportation Authority)
              Insured by AMBAC Indemnity Corp.                                     07/01/28    4.90      2,100,000  VMIG-1    A1+
   5,400,000  Commonwealth of Puerto Rico (Floating Rate Trust Receipts)           07/30/00    6.10      5,400,000  VMIG-1
     600,000  Erie County, NY IDA ( Episcopal Church) - Series B
              LOC Banque Paribas                                                   02/01/05    5.20        600,000  VMIG-1
   1,700,000  Great Neck Water Authority Water System RB - Series 1993A
              Insured by FGIC                                                      01/01/20    5.05      1,700,000  VMIG-1    A1+
   1,000,000  Islip, NY IDA Brentwood (c)
              LOC Fleet National Bank                                              05/01/09    4.50      1,000,000
   5,450,000  Jefferson County, NY IDA IDRB (c)
              LOC PNC Bank, N.A.                                                   10/01/13    5.10      5,450,000
   1,300,000  Long Island Power Authority RB - Series 7, Subseries 7-A
              Insured by MBIA Insurance Corp.                                      04/01/25    4.85      1,300,000  VMIG-1    A1+
   3,200,000  Long Island Power Authority RB - Series 7, Subseries 7-B
              Insured by MBIA Insurance Corp.                                      04/01/25    5.00      3,200,000  VMIG-1    A1+
   1,470,000  Metropolitan Museum of Art
              (New York State Dormitory Authority) - Series 1993A                  07/01/15    4.85      1,470,000  VMIG-1    A1+
   1,160,000  Metropolitan Museum of Art
              (New York State Dormitory Authority) - Series 1993B                  07/01/23    4.85      1,160,000  VMIG-1    A1+
   5,475,000  Metropolitan Transit Authority, NY
              Insured by FSA                                                       07/01/14    5.08      5,475,000            A1+
   2,500,000  Monroe County, NY IDA - Series A
              LOC First Union                                                      06/01/29    4.90      2,500,000  VMIG-1
   2,000,000  Nassau County, NY IDA (Cold Spring Harbor Project) - Series 1999 (c) 01/01/34    5.75      2,000,000
  15,000,000  New York City, NY GO Bond Fiscal 1996 - Series J
              LOC Commerzbank                                                      02/15/16    5.00     15,000,000    P1      A1+
  11,000,000  New York City, NY GO Bond Fiscal 1996 - Series J
              LOC Morgan Guaranty Trust Company                                    02/15/16    5.00     11,000,000    P1      A1+
  12,400,000  New York City, NY GO Bond - Series E-4
              LOC State Street Bank & Trust Company                                08/01/22    6.00     12,400,000  VMIG-1    A1+
   3,000,000  New York City, NY GO Bond - Series 1996F
              Insured by FSA                                                       02/01/19    5.10      3,000,000            A1+
     400,000  New York City, NY GO Bond - Subseries E-6
              Insured by FGIC                                                      08/01/19    6.00        400,000  VMIG-1    A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2000
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity               Value             Standard
   Amount                                                                            Date      Yield    (Note 1)   Moody's  & Poor's
   ------                                                                            ----      -----     ------    -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  New York City, NY GO
              Insured by MBIA Insurance Corp.                                      05/15/28  5.13%  $  2,000,000               A1+
   4,400,000  New York City, NY Housing Development Corporation
              (Montefiore Medical Center Project) - Series 1993A
              LOC Chase Manhattan Bank, N.A.                                       05/01/30  4.85      4,400,000               A1
   6,525,000  New York City, NY
              Housing Development Corporation Multifamily Rent Housing
              (Jane Street Development)
              Collateralized by Federal National Mortgage Association              09/15/28  5.05      6,525,000               A1+
   9,075,000  New York City, NY Housing Development Corporation Multifamily RB
              (Queenswood Apartment Project)
              LOC National City Bank                                               02/01/17  4.85      9,075,000     VMIG-1    A1
  11,000,000  New York City, NY
              Housing Development Corporation Multifamily Rent Housing
              (Parkgate Project) - Series A
              Collateralized by Federal National Mortgage Association              10/15/28  4.90     11,000,000               A1+
  11,300,000  New York City, NY IDA Special Facility RB
              (Korean Airlines Company Limited Project) - Series 1997
              LOC Citibank                                                         11/01/24  5.10     11,300,000     VMIG-1    A1+
   5,000,000  New York City, NY Municipal Water Finance Authority RB
              Municipal Securities Trust Receipts
              Insured by MBIA Insurance Corp.                                      06/15/23  5.10      5,000,000               A1+
   3,555,000  New York City, NY Municipal Water Finance Authority RB
              Municipal Securities Trust Receipts
              Insured by MBIA Insurance Corp.                                      06/15/29  5.10      3,555,000               A1+
   2,910,000  New York City, NY Trust for Cultural Resources
              (Carnegie Hall) - Series 1990
              LOC Westdeutsche Landesbank                                          12/01/10  4.40      2,910,000     VMIG-1    A1+
   3,000,000  New York State Dormitory Authority RB (Cornell University) - Series A
              LOC Toronto-Dominion Bank                                            07/01/29  4.30      3,000,000               A1+
   2,395,000  New York State Dormitory Authority RB
              (Memorial Sloan-Kettering Cancer Center)
              LOC Chase Manhattan Bank, N.A.                                       07/01/19  4.95      2,395,000     VMIG-1    A1+
   3,400,000  New York State Dormitory Authority (Oxford University Press, Inc.)
              LOC Landesbank Hessen                                                07/01/25  4.90      3,400,000     VMIG-1
   8,300,000  New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series B
              LOC Toronto-Dominion Bank                                            12/01/26  6.15      8,300,000       P1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity               Value             Standard
   Amount                                                                            Date      Yield    (Note 1)   Moody's  & Poor's
   ------                                                                            ----      -----     ------    -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,300,000  New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series 1985C
              LOC Canadian Imperial Bank of Commerce                               12/01/25  6.10%  $  2,300,000      P1
  10,000,000  New York State ERDA PCRB
              (Rochester Gas & Electric Corporation) - Series 1997A
              Insured by MBIA Insurance Corp.                                      08/01/32  4.90     10,000,000    VMIG-1    A1+
   5,000,000  New York State HFA RB (E 39th Street Housing)
              LOC Key Bank                                                         11/01/32  5.00      5,000,000    VMIG-1
   4,000,000  New York State HFA RB (Union Square Housing)
              Collateralized by Federal National Mortgage Association              11/01/24  5.00      4,000,000    VMIG-1
   4,700,000  New York State HFA (70 Battery Place Project) - Series A
              Collateralized by Federal National Mortgage Association              05/15/29  5.05      4,700,000    VMIG-1
   5,000,000  New York State HFA (750-5th Ave Project)
              LOC Fleet National Bank                                              11/01/31  5.00      5,000,000    VMIG-1
  12,000,000  New York State HFA (Normandie Court)
              Collateralized by Federal National Mortgage Corporation              11/01/29  5.05     12,000,000    VMIG-1
  12,000,000  New York State HFA (Saxony Housing) - Series 1997A
              LOC Chase Manhattan Bank, N.A.                                       11/01/30  5.05     12,000,000      P1
   2,400,000  New York State Local Government Assistance Corporation - Series C
              LOC Landesbank Hessen                                                04/01/25  5.00      2,400,000    VMIG-1    A1+
   5,600,000  New York State Local Government Assistance Corporation - Series E
              LOC Canadian Imperial Bank of Commerce                               04/01/25  4.95      5,600,000    VMIG-1    A1+
   1,000,000  New York State Local Government Assistance Corporation - Series E
              LOC Bank of Nova Scotia                                              04/01/25  5.00      1,000,000    VMIG-1    A1+
   4,700,000  New York State Local Government Assistance Corporation - Series G
              LOC Bank of Nova Scotia                                              04/01/25  4.90      4,700,000    VMIG-1    A1+
   5,300,000  New York State Local Government Assistance Corporation - Series 1994B
              LOC Bayerische Landesbank/Westdeutsche Landesbank                    04/01/23  5.00      5,300,000    VMIG-1    A1+
   6,700,000  New York State Local Government Assistance Corporation - Series 1995D
              LOC Societe Generale                                                 04/01/25  4.95      6,700,000    VMIG-1    A1+
     900,000  New York State Medical Care Facilities Financial Authority
              LOC Chase Manhattan Bank, N.A.                                       11/01/15  4.65        900,000    VMIG-1
   9,995,000  New York State Medical Care Facilities RB
              LOC Merrill Lynch & Company, Inc.                                    02/15/25  5.08      9,995,000              A1+
     500,000  New York State Medical Care Pooled Equipment Authority - Series 1994A
              LOC Chase Manhattan Bank, N.A.                                       11/01/03  5.05        500,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2000
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity               Value             Standard
   Amount                                                                            Date      Yield    (Note 1)   Moody's  & Poor's
   ------                                                                            ----      -----     ------    -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000  Niagara County, NY IDA (American Refuel Co.)
              LOC Chase Manhattan Bank, N.A.                                       11/15/26  5.05%  $ 15,000,000      P1      A1+
     995,000  Port Authority of New York & New Jersey                              12/01/12  5.13        995,000              A1+
   2,000,000  Puerto Rico Industrial Medical & Environmental PCFA PCRB
              (Ana Mendez Foundation)
              LOC Banco Santander                                                  10/01/21  5.10      2,000,000              A1+
   2,000,000  Saint Lawrence County, NY IDA (Aluminum Company of America)          12/01/33  4.57      2,000,000              A1
------------                                                                                        ------------
 270,435,000  Total Other Variable Rate Demand Instruments                                           270,435,000
------------                                                                                        ------------

Put Bonds (d) (4.34%)
------------------------------------------------------------------------------------------------------------------------------------
$  9,380,000  New York State Dormitory Authority - Series PPT-5
              Insured by FHA                                                       05/04/00  3.60%  $  9,380,000              A1+
  10,000,000  New York State GO Bonds - Series B
              LOC Dexia Credit Locale de France                                    08/09/00  4.05     10,000,000    VMIG-1    A1+
------------                                                                                        ------------
  19,380,000  Total Put Bonds                                                                         19,380,000
------------                                                                                        ------------
Tax Exempt Commercial Paper (8.29%)
------------------------------------------------------------------------------------------------------------------------------------
$  4,000,000  Long Island Power Authority (Electric System Subordinated) - Series 3
              LOC Bayerische Landesbank/Westdeutsche Landesbank                    06/06/00  3.90%  $  4,000,000    VMIG-1    A1+
   2,000,000  Long Island Power Authority (Electric System Subordinated) - Series 4
              LOC Bayerische Landesbank/Westdeutsche Landesbank                    05/24/00  3.75      2,000,000    VMIG-1    A1+
   5,500,000  MTA Transportation Facilities Special Obligation BAN - Series CP-1
              LOC ABN AMRO Bank N.V.                                               07/12/00  3.80      5,500,000      P1      A1+
   2,000,000  New York City Municipal Water - Series 4
              LOC Westdeutche Landesbank                                           07/13/00  3.95      2,000,000      P1      A1+
   2,000,000  New York City, NY GO Bond - Series 1994H-6
              Insured by MBIA Insurance Corp.                                      06/07/00  3.95      2,000,000     MIG-1    A1+
   4,000,000  New York State Dormitory Authority (Cornell University)              05/04/00  3.75      4,000,000      P1      A1+
   5,500,000  New York State Environmental Facilities Corporation
              Solid Waste Refunding RB - Series 1997
              LOC Bayerische Landesbank/Landesbank Hessen                          06/07/00  3.80      5,500,000    VMIG-1    A1+
   2,000,000  New York Power Authority - Series 4                                  06/14/00  3.75      2,000,000      P1      A1
   4,000,000  New York Power Authority - Series 4                                  08/09/00  3.90      4,000,000      P1      A1
   3,000,000  New York State GO BAN - Series W                                     05/11/00  3.65      3,000,000      P1      A1
   3,000,000  New York State GO BAN - Series W                                     06/07/00  3.75      3,000,000      P1      A1
------------                                                                                        ------------
  37,000,000  Total Tax Exempt Commercial Paper                                                       37,000,000
------------                                                                                        ------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date      Yield    (Note 1)      Moody's  & Poor's
   ------                                                                         ----      -----     ------       -------   -------
Variable Rate Demand Instruments - Participations (b) (0.02%)
------------------------------------------------------------------------------------------------------------------------------------
$     39,943  Centennial Associates/W & H Stampings, Incorporated
              LOC Chase Manhattan Bank, N.A.                                    10/01/00    5.85%  $     39,943       P1      A1
      69,962  Texpak Incorporated Project
              LOC Chase Manhattan Bank, N.A.                                    01/01/01    5.85         69,962       P1      A1
------------                                                                                       ------------
     109,905  Total Variable Rate Demand Instruments - Participations                                   109,905
------------                                                                                       ------------
Variable Rate Demand Instruments - Private Placements (b) (2.38%)
------------------------------------------------------------------------------------------------------------------------------------
$    121,418  Adirondack Transit Lines
              LOC Key Bank, N.A.                                                02/01/01    5.40%  $    121,418       P1      P1
   6,500,000  Blaser Real Estate 1986
              LOC Union Bank of Switzerland                                     09/01/21    5.85      6,500,000       P1      A1
   2,975,000  New York City IDA Civic Facilities RB
              (1997 Epiphany Community Nursery School Project)
              LOC Bank of New York                                              05/01/11    4.62      2,975,000     VMIG-1
     245,417  Troy Mall Associates - Series 1985B
              LOC Key Bank, N.A.                                                07/01/15    5.40        245,417       P1      P1
     773,750  Troy Mall Associates - Series 1985C
              LOC Key Bank, N.A.                                                04/01/16    5.40        773,750       P1      P1
------------                                                                                       ------------
  10,615,585  Total Variable Rate Demand Instruments - Private Placements                            10,615,585
------------                                                                                       ------------
              Total Investments (99.25%) (Cost $443,086,448+)                                       443,086,448
              Cash and Other Assets, Net of Liabilities (0.75%)                                       3,337,001
                                                                                                   ------------
              Net Assets (100.00%)                                                                 $446,423,449
                                                                                                   ============
              Net Asset Value offering and redemption price per share:
              Class A Shares,  323,218,762 shares outstanding (Note 3)                             $       1.00
                                                                                                   ============
              Class B Shares,   39,276,984 shares outstanding (Note 3)                             $       1.00
                                                                                                   ============
              Evergreen Shares, 18,185,910 shares outstanding (Note 3)                             $       1.00
                                                                                                   ============
              Victory Shares,   65,745,496 shares outstanding (Note 3)                             $       1.00
                                                                                                   ============

              +    Aggregate cost for federal income tax purposes is identical.









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2000
================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.


KEY:
     BAN       =   Bond Anticipation Note                         IDRB      =    Industrial Development Revenue Bond
     ERDA      =   Energy and Research Development Authority      LOC       =    Letter of Credit
     FGIC      =   Financial Guaranty Insurance Company           PCFA      =    Pollution Control Financial Authority
     FHA       =   Federal Housing Administration                 PCRB      =    Pollution Control Revenue Bond
     FSA       =   Financial Security Assurance                   RAN       =    Revenue Anticipation Note
     GO        =   General Obligation                             RB        =    Revenue Bond
     HFA       =   Housing Finance Authority                      TAN       =    Tax Anticipation Note
     IDA       =   Industrial Development Authority












--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 2000
================================================================================



INVESTMENT INCOME

Income:

   Interest..............................................................   $   16,589,903
                                                                             -------------

Expenses: (Note 2)

   Investment management fee.............................................        1,442,517

   Administration fee....................................................        1,009,762

   Shareholder servicing fee (Class A)...................................          731,013

   Shareholder servicing fee (Evergreen shares)..........................           34,639

   Shareholder servicing fee (Victory shares)............................          141,865

   Custodian expenses....................................................           62,669

   Shareholder servicing and
       related shareholder expenses......................................          365,625

   Legal, compliance and filing fees.....................................          102,476

   Audit and accounting..................................................          127,416

   Directors' fees and expenses..........................................           22,766

   Other expenses........................................................           34,794
                                                                             -------------

       Total expenses....................................................        4,075,542

       Less: Expenses paid indirectly....................................   (          331)
                                                                             -------------
                  Net expenses...........................................        4,075,211
                                                                             -------------

Net investment income....................................................       12,514,692


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments..................................          -0-
                                                                             -------------

Increase in net assets from operations...................................   $   12,514,692
                                                                             =============






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED APRIL 30, 2000 AND 1999

================================================================================





                                                                          2000                    1999
                                                                    ----------------        ----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.......................................    $     12,514,692        $     11,110,041
    Net realized gain (loss) on investments.....................             -0-                       7,223
                                                                     ---------------         ---------------
Increase in net assets from operations..........................          12,514,692              11,117,264
Dividends to shareholders from net investment income
    Class A.....................................................     (    10,128,205)*      (     10,999,906)*
    Class B.....................................................     (       776,671)*      (        110,135)*
    Evergreen shares............................................     (       316,654)*                --
    Victory shares..............................................     (     1,293,162)*                --
Capital share transactions (Note 3)
    Class A.....................................................     (   150,749,733)            103,913,625
    Class B.....................................................          31,899,945               2,964,537
    Evergreen shares............................................          18,185,910                  --
    Victory shares..............................................          65,745,496                  --
                                                                     ---------------         ---------------
        Total increase (decrease)...............................     (    34,918,382)            106,885,385
Net assets:
    Beginning of year...........................................         481,341,831             374,456,446
                                                                     ---------------         ---------------
    End of year.................................................    $    446,423,449        $    481,341,831
                                                                     ===============         ===============

*   Designated as exempt-interest dividends for federal income tax purposes.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================
1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Evergreen and Victory Shares. The Class A, Evergreen and Victory shares are subject to a service fee pursuant to the Distribution Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced October 10, 1996. The Evergreen and Victory shares commenced on August 27,1999.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States. for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, Evergreen and Victory shares of the Fund. For its services under the Shareholder Servicing
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect to such classes. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $241,724 paid to Reich & Tang Services, Inc., an affiliate of the Manager as servicing agent for the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $331.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

3. Capital Stock

At April 30, 2000, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $446,425,463. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Year Ended                         Year Ended
                                                April 30, 2000                     April 30, 1999
Class A                                         --------------                     --------------
-------
Sold...................................            629,533,666                        660,180,543
Issued on reinvestment of dividends....              9,990,794                         11,022,965
Redeemed...............................         (  790,274,193)                    (  567,289,883)
                                                 -------------                      -------------
Net increase (decrease)................         (  150,749,733)                       103,913,625
                                                 =============                      =============
                                                  Year Ended                         Year Ended
                                                April 30, 2000                     April 30, 1999
Class B                                         --------------                     --------------
-------
Sold......................................         187,905,596                         11,061,287
Issued on reinvestment of dividends.......             713,071                            107,774
Redeemed..................................      (  156,718,722)                    (    8,204,524)
                                                 -------------                      -------------
Net increase (decrease)...................          31,899,945                          2,964,537
                                                 =============                      =============
                                               August 27, 1999
                                          (Commencement of Offering)
                                               to April 30, 2000
                                               -----------------
Evergreen Shares
----------------
Sold......................................          46,384,646
Issued on reinvestment of dividends.......             315,190
Redeemed..................................       (  28,513,926)
                                                  ------------
Net increase (decrease)...................          18,185,910
                                                  ============

                                               August 27, 1999
                                          (Commencement of Offering)
                                               to April 30, 2000
                                               -----------------
Victory Shares
--------------
Sold......................................         136,468,489
Issued on reinvestment of dividends.......           1,293,058
Redeemed..................................       (  72,016,051)
                                                  ------------
Net increase (decrease)...................          65,745,496
                                                  ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Sales of Securities

Accumulated undistributed realized losses at April 30, 2000 amounted to $2,014. Such losses represent tax basis net capital losses which may be carried forward to offset future capital gains. Such losses expire through April 30, 2005.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 49% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Financial Highlights

                                                                      Year Ended April 30,
                                                -----------------------------------------------------------------
CLASS A
-------                                            2000         1999          1998          1997          1996
                                                ---------    ----------    ----------    ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............  $   1.00     $   1.00      $   1.00      $   1.00      $   1.00
                                                ---------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income......................      0.026        0.025         0.029         0.028         0.030
Less distributions:
   Dividends from net investment income.......  (   0.026)   (   0.025)    (   0.029)    (   0.028)    (   0.030)
                                                 --------     --------      --------      --------      --------
Net asset value, end of year..................  $   1.00     $   1.00      $   1.00      $   1.00      $   1.00
                                                =========    =========     =========     =========     =========
Total Return..................................      2.62%        2.48%         2.90%         2.80%         3.08%
Ratios/Supplemental Data
Net assets, end of year (000).................  $  323,216   $  473,965    $  370,044    $  323,746    $  283,368
Ratios to average net assets:
   Expenses...................................      0.86%+       0.85%+        0.85%+        0.82%+        0.84%+
   Net investment income......................      2.59%        2.43%         2.85%         2.76%         3.02%
   Expenses paid indirectly...................      0.00%        0.00%         0.00%         0.00%         0.00%

+    Includes expenses paid indirectly.














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
6. Financial Highlights (Continued)

                                                                 Year Ended
CLASS B                                                           April 30,                        October 10, 1996
-------                                             -------------------------------------     (Commencement of Sales) to
                                                       2000          1999          1998             April 30, 1997
                                                    ---------     ---------     ---------           --------------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............      $   1.00      $   1.00      $   1.00               $   1.00
                                                    ---------     ---------     ---------              ---------
Income from investment operations:
   Net investment income......................          0.028         0.027         0.031                  0.017
Less distributions:
   Dividends from net investment income.......      (   0.028)    (   0.027)    (   0.031)             (   0.017)
                                                     --------      --------      --------               --------
Net asset value, end of year..................      $   1.00      $   1.00      $   1.00               $   1.00
                                                    =========     =========     =========              =========
Total Return..................................          2.84%         2.70%         3.12%                  3.02%**
Ratios/Supplemental Data
Net assets, end of year (000).................      $   39,277    $    7,377    $    4,412             $    7
Ratios to average net assets:
   Expenses...................................          0.64%+        0.64%+        0.64%+                 0.62%**
   Net investment income......................          2.87%         2.68%         2.94%                  2.99%**
   Expenses paid indirectly...................          0.00%         0.00%         0.00%                  0.00%

                                                    August 27, 1999
                                               (Commencement of Offering)
EVERGREEN SHARES                                   to April 30, 2000
----------------                                   -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........         $  1.00
                                                       --------
Income from investment operations:
   Net investment income......................            0.018
Less distributions:
   Dividends from net investment income.......         (  0.018)
                                                        -------
Net asset value, end of period................         $  1.00
                                                       ========
Total Return..................................            1.84%*
Ratios/Supplemental Data
Net assets, end of period (000)...............         $  18,186
Ratios to average net assets:
   Expenses...................................            0.86%**
   Net investment income......................            2.59%**
   Expenses paid indirectly...................            0.00%**

*    Not Annualized
**   Annualized
+    Includes expenses paid indirectly.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
6. Financial Highlights (Continued)



                                                         August 27, 1999
                                                    (Commencement of Offering)
VICTORY SHARES                                          to April 30, 2000
--------------                                          -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........             $  1.00
                                                            --------
Income from investment operations:
   Net investment income.......................                0.018
Less distributions:
   Dividends from net investment income........             (  0.018)
                                                             -------
Net asset value, end of period.................             $  1.00
                                                            ========
Total Return...................................                1.84%*
Ratios/Supplemental Data
Net assets, end of period (000)................             $  65,745
Ratios to average net assets:
   Expenses....................................                0.86%**
   Net investment income.......................                2.59%**
   Expenses paid indirectly....................                0.00%**


*    Not Annualized
**   Annualized


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS


================================================================================





To the Board of Directors and Shareholders of New York Daily Tax Free Income Fund, Inc.





In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New York Daily Tax Free Income Fund, Inc. (the "Fund") at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended April 30, 1999, including the financial highlights for each of the four years in the period then ended were audited by other independent accountants whose report dated May 25, 1999 expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP
New York, New York
May 23, 2000








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------


New York Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent & Dividend
      Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020







NY4/00A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------














NEW YORK
DAILY
TAX FREE
INCOME
FUND, INC.














                                  Annual Report
                                   April 30, 2000










--------------------------------------------------------------------------------